Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

During the year ended December 31, 2022, the Company acquired $8,744 of equipment and has accumulated depreciation of $1,045, for a net of $7,699.

Depreciation expense totaled $1,045, and $0 in the years ended December 31, 2022 and 2021, respectively.